Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables
Schedule of trade receivables

The balances of trade receivables are presented, as follows:

	December 31, 2022	December 31, 2021
Trade receivables – Dollar denominated – from US customers	304,693	226,154
Trade receivables – Reais denominated – from Brazilian customers	133,582	100,581
Trade receivables – from other customers	64,049	14,843
(-) Expected credit losses	(653)	(1,059)
Trade receivables, net	501,671	340,519

Schedule of trade receivables by maturity date

The balances of trade receivables by maturity date are as follows:

	December 31, 2022		December 31, 2021
	Trade receivables	(-) Expected credit losses	Trade receivables	(-) Expected credit losses
Not due	458,802	(146)	319,450	(134)
Overdue:
from 1 to 60 days (i)	36,995	(261)	20,020	(40)
61 to 360 days	6,140	(119)	1,564	(854)
Over 360 days	387	(127)	544	(31)
Total	502,324	(653)	341,578	(1,059)

(i)    As of December 31, 2022, the balance of trade receivables overdue from 1to 60 days of R$36,995 (R$20,020 as of December 31, 2021), refers to a series of clients. The Group considers these extensions and delays as expected in its credit risk analysis.

Schedule of movement of impairment loss on trade receivables

The movement of impairment loss on trade receivables is as follows:

Balance as of December 31, 2020	(692)
Provision	(3,106)
Reversal	2,826
Exchange variation	(87)

Balance as of December 31, 2021	(1,059)
Provision	(1,130)
Reversal	707
Write-off	655
Exchange variation	174

Balance as of December 31, 2022	(653)